Notes Payable - Schedule of Notes Payable (Details) (Parenthetical)																3 Months Ended	9 Months Ended
	Sep. 14, 2020 USD ($) Integer	Aug. 11, 2020 USD ($) Integer $ / shares	Aug. 05, 2020 USD ($) Integer	Jul. 07, 2020 USD ($)	Jun. 24, 2020 USD ($)	May 18, 2020 USD ($) Integer	Apr. 30, 2020 USD ($) Integer $ / shares	Apr. 20, 2020 USD ($) Integer	Feb. 24, 2020 USD ($) Integer	Oct. 28, 2019 USD ($) Integer $ / shares	Oct. 18, 2019 USD ($)	Oct. 15, 2019 USD ($) shares	Aug. 26, 2019 USD ($) Integer	Jul. 08, 2019 USD ($) $ / shares	May 17, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Sep. 16, 2020 USD ($)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt instrument, face amount																$ 71,758	$ 71,758
Original issue of discount																515,009	515,009
Notes payable																376,895	376,895
Long term debt																106,000	106,000			$ 363,125
Monthly payments																	3,638
Short-Term Convertible Notes [Member]
Original issue of discount																411,682	411,682
Long-Term Convertible Notes [Member]
Original issue of discount																103,327	103,327
Note payable to Unrelated Party One [Member]
Debt instrument, face amount															$ 30,000
Debt instrument, interest rate															5.00%
Debt instrument, maturity date															Apr. 30, 2020
Accrued interest															$ 31,791
Number of shares issued during period, shares | shares															242,407
Conversion price per share | $ / shares															$ 0.131
Market price per share | $ / shares															$ 0.33
Loss on loan settlement																	48,203
Note Payable to Individual [Member]
Debt instrument, face amount														$ 40,000
Debt instrument, interest rate														8.00%
Debt instrument, maturity date														Jul. 08, 2020
Offering price | $ / shares														$ 0.50
Note payable to Legend Nutrition, Inc. [Member]
Debt instrument, face amount											$ 75,000		$ 75,000
Debt instrument, interest rate											5.00%		12.00%
Debt instrument, maturity date													Aug. 26, 2020
Accrued interest																55,000	$ 55,000
Number of shares issued during period, shares | shares																	91,250
Trading price													50.00%
Trading days | Integer													10
Notes payable											$ 78,750
Maturity date, description											Maturity date of one year.
Note payable to Unrelated Party Two [Member]
Debt instrument, face amount												$ 75,000
Debt instrument, interest rate												10.00%
Debt instrument, maturity date												Jul. 15, 2020
Accrued interest																45,000	$ 45,000
Number of shares issued during period, shares | shares												10,000					370,689
Note payable to Unrelated Party Three [Member]
Debt instrument, face amount										$ 75,000
Debt instrument, interest rate										10.00%
Debt instrument, maturity date										Oct. 28, 2020
Accrued interest																1,119,309	$ 1,119,309
Number of shares issued during period, shares | shares																	84,620
Original issue of discount																62,652	$ 62,652
Offering price | $ / shares										$ 0.50
Trading price										60.00%
Trading days | Integer										10
Notes payable										$ 78,750
Discount rate										40.00%
Note payable to Unrelated Party Four Member]
Debt instrument, face amount										$ 75,000
Debt instrument, interest rate										10.00%
Debt instrument, maturity date										Oct. 28, 2020
Accrued interest																84,529	$ 84,529
Number of shares issued during period, shares | shares																	1,080,808
Original issue of discount																57,130	$ 57,130
Offering price | $ / shares										$ 0.50
Trading price										60.00%
Trading days | Integer										10
Notes payable										$ 78,750
Discount rate										40.00%
Note payable to Unrelated Party Five [Member]
Debt instrument, face amount										$ 75,000
Debt instrument, interest rate										10.00%
Debt instrument, maturity date										Oct. 28, 2020
Accrued interest																84,620	$ 84,620
Number of shares issued during period, shares | shares																	1,119,309
Original issue of discount																62,652	$ 62,652
Offering price | $ / shares										$ 0.50
Trading price										60.00%
Trading days | Integer										10
Notes payable										$ 78,750
Discount rate										40.00%
Note payable to Unrelated Party Six [Member]
Debt instrument, face amount									$ 150,000
Debt instrument, interest rate									8.00%
Debt instrument, maturity date									Feb. 24, 2021
Original issue of discount									$ 7,500
Trading price									60.00%
Trading days | Integer									10
Notes payable									$ 157,500
Discount rate									40.00%
Long Term Debt One [Member]
Debt instrument, maturity date																	Sep. 30, 2021
Long term debt																24,586	$ 24,586
Purchase price																	37,027
Down payment																3,000	3,000
Monthly payments																	1,259
Imputed interest expense related party																$ 343	$ 1,190
Long Term Debt One [Member] | Purchase Equipment [Member]
Debt instrument, interest rate																				8.00%
Long term debt																				$ 37,027
Note payable to Unrelated Party Seven [Member]
Debt instrument, face amount								$ 88,000
Debt instrument, interest rate								8.00%
Debt instrument, maturity date								Apr. 20, 2021
Trading price								61.00%
Trading days | Integer								10
Discount rate								39.00%
Note payable to Unrelated Party Eight [Member]
Debt instrument, face amount							$ 105,000
Debt instrument, interest rate							8.00%
Debt instrument, maturity date							Apr. 30, 2021
Conversion price per share | $ / shares							$ 0.50
Original issue of discount							$ 5,000
Trading price							60.00%
Trading days | Integer							10
Discount rate							40.00%
Note payable to Unrelated Party Nine [Member]
Debt instrument, face amount						$ 53,000
Debt instrument, interest rate						8.00%
Debt instrument, maturity date						Aug. 19, 2021
Trading price						61.00%
Trading days | Integer						10
Discount rate						39.00%
Note payable to Unrelated Party Ten [Member]
Debt instrument, face amount					$ 30,000
Debt instrument, interest rate					5.00%
Debt instrument, maturity date					Sep. 24, 2020
Note payable to Unrelated Party Eleven [Member]
Debt instrument, face amount				$ 50,000
Debt instrument, interest rate				5.00%
Debt instrument, maturity date				Jul. 07, 2021
Note payable to Unrelated Party Tweleve [Member]
Debt instrument, face amount			$ 53,000
Debt instrument, interest rate			8.00%
Debt instrument, maturity date			Nov. 05, 2021
Trading price			61.00%
Trading days | Integer			10
Discount rate			39.00%
Note payable to Unrelated Party Thirteen [Member]
Debt instrument, face amount		$ 105,000
Debt instrument, interest rate		8.00%
Debt instrument, maturity date		May 11, 2021
Conversion price per share | $ / shares		$ 0.50
Original issue of discount		$ 5,000
Trading price		60.00%
Trading days | Integer		10
Discount rate		40.00%
Note payable to Unrelated Party Fourteen [Member]
Debt instrument, face amount	$ 53,000
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Dec. 14, 2021
Trading price	61.00%
Trading days | Integer	10
Discount rate	39.00%
Note payable to Unrelated Party Fifteen [Member]
Debt instrument, face amount																			$ 4,000
Debt instrument, interest rate
Note payable to Unrelated Party Sixteen [Member]
Debt instrument, face amount																		$ 5,000
Debt instrument, interest rate